Segmental Information - Summary of Information by Reportable Segment - Reconciliation of Capital Expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	$ 265	$ 251	$ 350
Contract acquisition costs	(64)	(58)
Right-of-use assets	(62)
Timing differences and other adjustments	1	1
Additions per the Financial Statements	208	194
Comprising additions to:
Property, plant and equipment	108	112
Intangible assets	77	47
Investment in associates and joint ventures	14	3
Other financial assets	9	32
Additions per the Group Financial Statements	208	194
Americas [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	57	74	120
Contract acquisition costs		(32)
Right-of-use assets	(27)
Timing differences and other adjustments	4	1
Additions per the Financial Statements	34	43
Comprising additions to:
Intangible assets	19	13
Investment in associates and joint ventures	14	3
Other financial assets	1	27
Additions per the Group Financial Statements	34	43
EMEAA [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	71	33	26
Contract acquisition costs	4	(26)
Right-of-use assets	(35)
Timing differences and other adjustments	1
Additions per the Financial Statements	41	7
Comprising additions to:
Property, plant and equipment	4
Intangible assets	29	2
Other financial assets	8	5
Additions per the Group Financial Statements	41	7
Greater China [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting		2	2
Additions per the Financial Statements		2
Comprising additions to:
Intangible assets		2
Additions per the Group Financial Statements		2
Central [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	137	142	$ 202
Timing differences and other adjustments	(4)
Additions per the Financial Statements	133	142
Comprising additions to:
Property, plant and equipment	104	112
Intangible assets	29	30
Additions per the Group Financial Statements	$ 133	$ 142